Capitalized Software Development Costs (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized Software Development Costs [Abstract]
Amortization	$ 713,681	$ 393,157	$ 589,735
Gross capitalized costs		982,891	982,891
Development costs		$ 196,578	$ 196,578